Derivative Financial Instruments and Hedging Activities	12 Months Ended
Jan. 02, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging Activities
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
The Company uses foreign currency forward contracts, interest rate swaps and interest rate contracts to manage risks generally associated with foreign exchange rate and interest rate fluctuations. The information that follows explains the various types of derivatives financial instruments and how they impact the Company's financial position and performance.
Cash Flow Hedges

Foreign exchange forward contracts: During 2015, the Company began to enter into foreign exchange forward contracts to hedge against the effect of exchange rate fluctuations on cash flows denominated in foreign currencies. These transactions are designated as cash flow hedges. The Company hedges its exposure to the variability in future cash flows of forecasted transactions for periods of up to 24 months. The dollar equivalent gross notional amount of the Company’s foreign exchange forward contracts designated as cash flow hedges at January 2, 2016 was approximately $1.0 billion. Hedge ineffectiveness recognized in earnings on cash flow hedges was not material during 2015.

As of January 2, 2016, the Company had a balance of $7 million associated with the after-tax net unrealized gain related to foreign currency forward contracts recorded in accumulated other comprehensive income in the Consolidated Statements of Shareholders' Equity. Based on exchange rates as of January 2, 2016, the Company expects to reclassify net gains of approximately $7 million (after-tax) to earnings over the next 12 months contemporaneously with the earnings effects of the related forecasted transactions (with the impact offset by cash flows from the underlying hedged items).

The following table provides the (gains) losses related to derivative instruments designated as cash flow hedges, including the location in the Consolidated Statements of Comprehensive Income and Consolidated Statements of Earnings (in millions):

		Pre-tax (Gain) Loss Recognized		Ineffective Portion of
	Pre-tax (Gain) Loss	in Earnings on Effective Portion		(Gain) Loss on Derivative
	Recognized in Other	of Derivative as a Result of		and Amount Excluded from
	Comprehensive	Reclassification from		Effectiveness Testing
For the	Income on Effective	Accumulated Other		Recognized
year ended	Portion of Derivative	Comprehensive Income		in Earnings
January 2, 2016	Amount	Amount	Location	Amount	Location
Derivatives in Cash Flow Hedging Relationships
Foreign currency forward contracts	$(23)	$(10)	Cost of sales	$—	Cost of sales

Reclassifications from accumulated other comprehensive income into earnings include accumulated (gains) losses on dedesignated hedges at the time earnings are impacted.
Interest rate contracts: During the first quarter of 2013, the Company entered into and settled treasury rate lock agreements in anticipation of issuing the $900 million principal amount of 2023 Senior Notes and the $700 million principal amount of 2043 Senior Notes. Prior to the issuance of the senior notes, the Company was subject to changes in treasury benchmark interest rates, and therefore locked into fixed-rate coupons to hedge against the interest rate fluctuations. The Company designated the treasury rate lock agreements as cash flow hedges. Upon settlement, the $3 million gain was recognized as a component of other comprehensive income in the Consolidated Statements of Shareholders' Equity, and continues to be recognized as a reduction to interest expense in the Consolidated Statements of Earnings over the life of the senior notes. The amount of hedge ineffectiveness was not material.
Fair Value Hedges
Interest Rate Swap: In prior periods, the Company has chosen to hedge the fair value of certain debt obligations through the use of interest rate swap contracts. In June 2012, the Company terminated the interest rate swap it had entered into concurrent with the March 2010 issuance of the 2016 Senior Notes and received a cash payment of $24 million. The gain from terminating the interest rate swap agreement has been reflected as an increase to the carrying value of the debt and amortized as a reduction of interest expense in the Consolidated Statements of Earnings resulting in a net average interest rate of 1.3% over the remaining term of the 2016 Senior Notes.
Derivatives Not Designated as Hedging Instruments

Derivatives not designated as hedging instruments include dedesignated foreign currency forward contracts and foreign currency forward contracts that the Company utilizes to economically hedge the foreign currency impact of assets and liabilities denominated in nonfunctional currencies. The dollar equivalent gross notional amount of these forward contracts not designated as hedging instruments totaled $214 million as of January 2, 2016. The fair value of the Company's outstanding contracts was not material as of January 2, 2016 or January 3, 2015. The following table provides the (gains) losses related to derivative instruments not designated as hedging instruments, including the location in the Consolidated Statements of Earnings (in millions):

Derivatives Not Designated as	(Gain) Loss Recognized in Earnings
Hedging Instruments	2015	2014	2013	Location
Foreign currency forward contracts	$(10)	$(9)	$(15)	Other (income) expense

The net (gains) losses were almost entirely offset by corresponding net (losses) gains on the foreign currency exposures being managed.
Location and Fair Value Amount of Derivative Instruments
The following table summarizes the fair value of the Company’s derivative instruments and their locations in the Consolidated Balance Sheets as of January 2, 2016 (in millions):

Fair Value of Derivative Instruments	Amount	Location
Derivatives Designated as Hedging Instruments
Foreign currency forward contracts	$14	Other current assets
	2	Other assets
	(6)	Other current liabilities
	(3)	Other liabilities
Derivatives Not Designated as Hedging Instruments
Foreign currency forward contracts	—	Other current assets
	—	Other current liabilities
Total	$7

Additional information with respect to the fair values of the Company's derivative instruments is included in Note 11.

Credit Risk and Offsetting of Assets and Liabilities of Derivative Instruments

As of January 2, 2016, St. Jude Medical, Inc. had International Swaps and Derivatives Association agreements with four applicable banks and financial institutions that contain netting provisions. The following table provides information as though the Company had elected to offset the asset and liability balances of derivative instruments, netted in accordance with various criteria in the event of default or termination as stipulated by the terms of the netting arrangements with each of the counterparties as of January 2, 2016 (in millions):

		Gross Amounts not Offset in the Consolidated Balance Sheets that are Subject to Master Netting Agreements
		Gross Amount of
		Eligible Offsetting
	Gross Amount of	Recognized
	Derivative Assets	Derivative Liabilities		Net
	Presented in the	Presented in the	Cash	Amount of
	Consolidated	Consolidated	Collateral	Derivative
Derivatives as of January 2, 2016	Balance Sheets	Balance Sheets	Received	Assets
Derivatives subject to master netting agreements	$3	$1	$—	$2
Derivatives not subject to master netting agreements	13			13
Total	$16	$1	$—	$15

		Gross Amounts not Offset in the Consolidated Balance Sheets that are Subject to Master Netting Agreements
		Gross Amount of
		Eligible Offsetting
	Gross Amount of	Recognized
	Derivative Liabilities	Derivative Assets		Net
	Presented in the	Presented in the	Cash	Amount of
	Consolidated	Consolidated	Collateral	Derivative
Derivatives as of January 2, 2016	Balance Sheets	Balance Sheets	Pledged	Liabilities
Derivatives subject to master netting agreements	$1	$1	$—	$—
Derivatives not subject to master netting agreements	8			8
Total	$9	1	$—	$8

For each counterparty, if netted, the Company would offset the asset and liability balances of all derivatives at the end of the reporting period. As of January 2, 2016, no cash collateral had been received or pledged related to these derivative instruments.